Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                  (Unaudited)

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Short-Term Asset Reserve Portfolio
       ("Portfolio"), at value (Note 1A)                                                               $ 276,360,514
   Receivable for Fund shares sold                                                                            50,000
   Miscellaneous Receivable                                                                                   10,115
   Prepaid expenses                                                                                              701
                                                                                                       -------------
       Total assets                                                                                      276,421,330

Liabilities
   Distributions payable                                                             $   279,337
   Accrued accounting and transfer agent fees                                              9,770
   Accrued expenses and other liabilities                                                 19,818
                                                                                     -----------

       Total liabilities                                                                                     308,925
                                                                                                       -------------
Net Assets                                                                                             $ 276,112,405
                                                                                                       =============
Net Assets consist of:
   Paid-in capital                                                                                     $ 287,430,654
   Accumulated net realized loss                                                                         (11,386,676)
   Distributions in excess of net investment income                                                         (159,334)
   Net unrealized appreciation                                                                               227,761
                                                                                                       -------------
Total Net Assets                                                                                       $ 276,112,405
                                                                                                       =============
Shares of beneficial interest outstanding                                                                 14,171,354
                                                                                                       =============
Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                     $       19.48
                                                                                                       =============

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                             Statement of Operations
               For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                              $ 8,456,308
   Expenses allocated from Portfolio                                                                        (431,625)
                                                                                                         -----------
       Net investment income allocated from Portfolio                                                      8,024,683

Expenses
   Accounting and transfer agent fees                                                       $ 17,688
   Registration fees                                                                          15,952
   Legal fees                                                                                 10,403
   Audit services                                                                              6,385
   Insurance expense                                                                           3,076
   Miscellaneous                                                                               7,122
                                                                                            --------
       Total expenses                                                                                         60,626
                                                                                                         -----------
          Net investment income                                                                            7,964,057
                                                                                                         -----------
Realized and Unrealized Gain (Loss)
   Net realized loss allocated from Portfolio on:
       Investment security transactions                                                     $(68,970)
                                                                                            --------
          Net realized loss                                                                                  (68,970)
   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
       Investment securities                                                                 113,864
                                                                                            --------
          Change in net unrealized appreciation (depreciation)                                               113,864
                                                                                                         -----------
       Net realized and unrealized gain on investments                                                        44,894
                                                                                                         -----------
Net Increase in Net Assets from Operations                                                               $ 8,008,951
                                                                                                         ===========

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                        Ended            Year Ended
                                                                                    June 30, 1998       December 31,
                                                                                     (Unaudited)            1997
                                                                                  ----------------     ---------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                            $  7,964,057       $  13,722,244
   Net realized loss                                                                     (68,970)           (544,274)
   Change in net unrealized appreciation (depreciation)                                  113,864             355,566
                                                                                    ------------       -------------
   Net increase in Net Assets from Investment Operations                               8,008,951          13,533,536
                                                                                    ------------       -------------
Distributions to Shareholders
   From net investment income                                                         (7,964,062)        (13,714,508)
                                                                                    ------------       -------------
   Total distributions to shareholders                                                (7,964,062)        (13,714,508)
                                                                                    ------------       -------------
Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                  116,485,314         227,565,089
   Value of shares issued to shareholders in payment of distributions declared         6,019,229           9,749,484
   Cost of shares redeemed                                                           (92,194,028)       (185,450,205)
                                                                                    ------------       -------------
   Increase in Net Assets from Fund share transactions                                30,310,515          51,864,368
                                                                                    ------------       -------------
Total Increase in Net Assets                                                          30,355,404          51,683,396

Net Assets
   At beginning of year                                                              245,757,001         194,073,605
                                                                                    ------------       -------------
   At end of year (including distributions in excess of net investment income of
      $159,334 and $159,329, respectively)                                          $276,112,405       $ 245,757,001
                                                                                    ============       =============

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                               Ended                       Year Ended December 31,
                                            June 30, 1998  ---------------------------------------------------------
                                             (Unaudited)      1997       1996        1995        1994        1993
                                            -------------  --------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period          $  19.48     $  19.50   $   19.55   $   19.22   $   19.79   $   19.96
                                              --------     --------   ---------   ---------   ---------   ---------
Investment Operations:
   Net investment income                          0.09         1.15        1.11        1.13        1.01        1.31
   Net realized and unrealized gain (loss)
      on investments                                --        (0.02)      (0.04)       0.33       (0.57)      (0.17)
                                              --------     --------   ---------   ---------   ---------   ---------
Total from investment operations                  0.09         1.13        1.07        1.46        0.44        1.14
                                              --------     --------   ---------   ---------   ---------   ---------
Less distributions to shareholders:
   From net investment income                    (0.09)       (1.15)      (1.12)      (1.12)      (1.01)      (1.31)
   In excess of net investment income               --           --          --       (0.01)         --          --
                                              --------     --------   ---------   ---------   ---------   ---------
Total distributions to shareholders              (0.09)       (1.15)      (1.12)      (1.13)      (1.01)      (1.31)
                                              --------     --------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period                $  19.48     $  19.48   $   19.50   $   19.55   $   19.22   $   19.79
                                              ========     ========   =========   =========   =========   =========

Total Return                                      2.94%        5.94%       5.62%       7.85%       2.27%       5.08%

Ratios/Supplemental Data:
   Expenses (to average daily net assets)         0.36%+       0.36%       0.35%       0.33%       0.33%       0.33%
   Net investment income (to average daily
      net assets)                                 5.86%+       5.89%       5.75%       5.95%       5.24%       5.82%
   Portfolio turnover (1)                           --          119%        156%        208%        154%        182%
   Net assets, end of period (000 omitted)    $276,112     $245,757   $ 194,074   $ 243,500   $ 277,017   $ 275,080

------------------------------------------

+  Computed on an annualized basis.

(1)Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Short-Term Asset Reserve Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B.    Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C.    Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D.    Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all of the investors in the Portfolio.

(2)   Distributions to Shareholders:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of asset backed securities Permanent

                     Standish, Ayer & Wood Investment Trust
                     Standish Short-Term Asset Reserve Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the six months ended June 30, 1998, SA&W voluntarily agreed to limit total annual operating expenses of the Fund and Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.36% of the Fund's average daily net assets. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from the SA&W. Certain of the trustees and officers of the Trust are limited partners or officers of SA&W.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998, aggregated $116,443,594 and $96,439,483, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                            Six Months Ended
                                             June 30, 1998        Year Ended
                                              (Unaudited)      December 31, 1997
                                           -----------------   -----------------
      Shares sold..........................     5,977,339         11,681,922
      Shares issued to shareholders in
        payment of distributions declared..       308,866            500,402
      Shares redeemed......................    (4,731,334)        (9,519,545)
                                               ----------         ----------
      Net increase.........................     1,554,871          2,662,779
                                               ==========         ==========

      At June 30, 1998, two shareholders were record owners of approximately 29% and 12% respectively of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                       Expected                              Par          Value
Security                                      Rate     Maturity         Maturity            Value       (Note 1A)
---------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 92.8%

Asset Backed -- 33.8%
ACC Automobile Receivables Trust             6.700%    11/02/99        12/17/2003        $ 4,639,048   $   4,683,264
ACLC 1997-1 B1A Non-ERISA FRN(a)             6.448%    09/30/98        03/25/2027          5,000,000       4,958,594
Advanta Home Equity Trust Loan 1993-4 A1     5.500%    12/08/00        03/25/2010            454,462         444,325
Aircraft Lease Portfolio Trust 1994-1 A2     7.150%    08/14/98        09/15/2004          4,011,910       4,011,910
Auto Finance Group 1997-A                    6.350%    07/23/99        10/15/2002          3,127,465       3,137,238
BCI Home Equity 1994-1 B(a)                  6.288%    09/30/98        03/29/2044          1,625,776       1,562,232
Case Equipment Loan Trust 1997-B C           6.410%    02/26/01        09/15/2004          5,087,792       5,107,666
Charming Shoppes Master Trust 1994-1 A       7.000%    04/12/99        04/15/2003          3,500,000       3,522,960
Charter Financial Corp 1994-1A               7.400%    11/20/98        10/25/2001            503,633         506,466
Contimortgage Home Equtiy 1994-4A            7.960%    09/19/98        09/15/2009            596,028         596,144
Delta Funding Home Equity Loan 1998-1 2A(a)  5.858%    09/30/98        05/25/2030          4,339,635       4,340,991
Discover Card Trust 1993-AB                  6.800%    09/15/98        08/16/2000          4,183,000       4,179,068
Equacredit Home Equity 1993-4                5.725%    11/19/00        12/15/2008          1,230,811       1,218,503
Ford Motor Credit Corp.(a)                   5.660%    09/30/98        11/09/1998          2,800,000       2,803,612
Greentree Financial Corp. 1993-1A 2(a)       6.100%    12/15/98        04/15/2018            281,339         280,811
Greentree Home Equity 1997-3 A2              6.490%    02/05/99        07/15/2028          2,964,411       2,972,741
Greentree Home Equity 1997-D A2              6.160%    09/12/98        09/15/2028          3,521,183       3,521,183
GSAC 1996-B A                                6.600%    02/12/99        05/25/2003          2,563,846       2,575,464
HFC Home Equity Loan Trust 1992-2A 1(a)      5.920%    09/30/98        10/20/2007            283,827         283,827
Home Equity Loan Trust 1992-2A MBIA          6.650%    04/22/00        11/20/2012            412,410         411,443
Merrill Lynch Home Equity 1993-1B(a)         6.688%    09/30/98        02/15/2003            320,217         320,317
National Auto Finance 1997-1 ERISA           6.350%    09/01/99        11/21/2003          4,966,518       4,977,383
Old Stone Credit Corp. Home Equity Trust
    1992-4 A                                 6.550%    12/04/00        11/25/2007            341,378         343,085
OPTCS 1996-1 A2(a)                           6.048%    09/30/98        04/25/2026          1,268,012       1,269,993
Premier Auto Trust 1994-4 CTF                6.850%    09/01/98        05/02/1999          4,536,791       4,543,868
Premier Auto Trust 1997-2A 2                 6.010%    09/30/98        11/06/1999          5,139,952       5,139,952
RFMSI 1997-HS5 A2                            6.560%    09/04/98        04/25/2027          1,762,843       1,756,507
SPNB 1991-2 C1 B                             8.150%    07/30/98        06/15/2020            384,465         385,006
Standard Credit Card 1994-3 B                7.000%    04/12/99        04/07/2001          2,000,000       2,015,620
Standard Credit Card 1998-1 A6(a)            6.488%    09/30/98        03/23/2003          4,674,000       4,672,539
TMS Home Equity Trust 1996-D A1O(a)          5.866%    09/30/98        04/15/2028          3,249,046       3,250,280
TMS Home Equity Trust 1998-1 AV1(a)          5.831%    09/30/98        04/20/2028          4,831,228       4,832,738
World Omni Auto Lease 1996-A A1 ERISA        6.300%    01/25/99        06/25/2002          5,065,621       5,009,369
World Omni Auto Lease 1996-B B
     Non-ERISA 144A                          6.850%    07/15/00        11/15/2002          3,728,891       3,795,895
                                                                                                       -------------
Total Asset Backed (Cost $93,335,224)                                                                     93,430,994
                                                                                                       -------------
Collateralized Mortgage Obligations -- 4.8%
GE Capital Mtg 1997-9 1A2 PAC                6.750%    01/01/00        10/25/2027          4,790,000       4,821,434
Norwest Asset Sec Corp. 1997-14              6.750%    02/01/00        09/25/2027          3,993,040       4,010,510
Residential Funding 1997-S12 A10             6.700%    10/15/00        08/25/2027          4,405,000       4,431,155
                                                                                                       -------------
Total Collateralized Mortgage
Obligations (Cost $13,272,378)                                                                            13,263,099
                                                                                                       -------------

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                       Expected                              Par          Value
Security                                      Rate     Maturity         Maturity            Value       (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Corporate -- 37.8%

Bank Bonds -- 13.3%
BankBoston(a)                                5.738%    08/28/98        08/28/1998        $ 3,000,000   $   3,000,960
Banponce Corp.                               6.270%                    03/04/1999          6,400,000       6,433,984
First Bank FRN(a)                            5.722%    09/30/98        12/20/2000          4,000,000       3,993,880
Huntington Bank                              6.150%                    01/07/1999          1,550,000       1,552,046
Key Corp.                                    8.400%                    04/01/1999          5,300,000       5,393,704
MBNA Corp.(a)                                6.042%    09/30/98        05/05/1999          3,000,000       3,000,210
MTN-MBNA American Bank                       7.120%                    04/12/1999          2,450,000       2,466,636
Nations Bank                                 5.750%                    03/15/2001          2,500,000       2,485,825
Provident Bank                               6.125%                    12/15/2000          4,000,000       4,003,080
Sovereign Bancorp                            6.750%                    07/01/2000          4,555,000       4,596,314
                                                                                                       -------------
                                                                                                          36,926,639
                                                                                                       -------------
Financial -- 17.2%
American Express Centuri Bank(a)             5.756%    09/30/98        07/12/1999          2,500,000       2,510,050
Bear Stearns Co.                             7.625%                    09/15/1999          1,000,000       1,018,260
Bear Stearns Co.(a)                          5.600%    09/30/98        01/14/1999          2,800,000       2,786,000
Beneficial Corp.                             8.170%                    11/09/1999          3,950,000       4,065,538
CIT Group Holdings                           6.250%                    09/30/1999          5,000,000       5,021,600
Conseco(a)                                   6.400%    06/15/01        06/15/2001          4,500,000       4,500,810
Dean Witter Discover(a)                      5.360%    09/30/98        03/10/1999          2,800,000       2,753,940
Finova Financial Corp.                       6.750%                    03/25/1999          5,000,000       5,025,350
Goldman Sachs, Inc. 144A(a)                  6.088%    09/30/98        01/26/1999          3,000,000       3,007,500
Household Financial Corp.+                   6.000%                    05/08/2000          2,000,000       2,004,280
Lehman Brothers                              6.330%                    08/01/2000          3,000,000       3,016,620
Lehman Brothers                              6.000%                    02/26/2001          4,000,000       3,993,840
Taubman Realty Group REIT                    8.000%                    06/15/1999          1,000,000       1,016,380
Wellsford Residential Property REIT+(a)      5.945%    09/30/98        11/24/1999          6,750,000       6,753,308
                                                                                                       -------------
                                                                                                          47,473,476
                                                                                                       -------------
Industrial Bonds -- 7.3%
Chrysler Finance Corp. Senior Notes          9.500%                    12/15/1999          3,000,000       3,144,360
Coca-Cola Co.  144A                          6.000%                    03/15/2001          3,250,000       3,248,895
COMDISCO Inc.                                6.500%                    06/15/2000          5,750,000       5,799,565
Cox Enterprises 144A                         6.250%                    08/26/1999          4,960,000       4,972,450
Sears Corp.                                  6.690%                    04/30/2001          3,000,000       3,053,460
                                                                                                       -------------
                                                                                                          20,218,730
                                                                                                       -------------
Total Corporate (Cost $104,466,863)                                                                      104,618,845
                                                                                                       -------------
Government/Other -- 3.2%

EuroDollar -- 1.0%
St. Georges Euro(a)                          6.563%    09/30/98        07/14/2000          2,857,200       2,872,886
                                                                                                       -------------

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                       Expected                              Par          Value
Security                                      Rate     Maturity         Maturity            Value       (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Yankee Bonds -- 2.2%
St. Georges Bank 144A Notes Private
Placement                                    6.875%                    04/01/1999        $ 1,800,000   $   1,811,988
Tyco International                           6.125%                    06/15/2001          4,200,000       4,203,570
                                                                                                       -------------
Total Government/Other (Cost $8,868,614)                                                                   8,888,444
                                                                                                       -------------
Non-Agency -- 1.7%

Pass Thru Securities -- 1.7%
Resolution Trust Corp. 1992-7 A3(a)          7.366%    09/25/98        03/25/2022            537,661         535,309
Resolution Trust Corp. 1992-12 A-A2(a)       7.500%    07/15/98        08/25/2023            221,679         220,753
Resolution Trust Corp. 1994 D Non-ERISA(a)   8.000%    07/01/99        06/25/2026          3,883,430       3,941,681
                                                                                                       -------------
Total Non-Agency (Cost $4,730,690)                                                                         4,697,743
                                                                                                       -------------
U.S. Government Agency -- 5.4%

Pass Thru Securities -- 5.4%
FFCB                                         5.990%    07/31/98        12/23/1999          2,870,000       2,877,462
FHARM(a)                                     7.855%    02/01/23        02/01/2023            191,818         193,886
FHLB+                                        5.710%                    10/01/1998          5,000,000       5,079,000
FHLMC Gold 5 Yr                              7.000%    02/23/99        08/01/1999          1,444,094       1,459,438
FHLMC Gold 5 Yr                              8.000%    06/23/99        02/01/2000 -
                                                                       07/01/2000          1,714,621       1,742,482
FHLMC Gold 5Yr                               5.500%    08/23/98        10/01/1998            581,850         579,336
FNMA Medium Term Notes+                      4.920%    09/28/98        09/28/1998          3,000,000       2,996,250
                                                                                                       -------------
Total U.S. Government Agency
  (Cost $14,872,429)                                                                                      14,927,854
                                                                                                       -------------
U.S. Treasury Obligations -- 6.1%

Treasury Notes -- 6.1%
U.S. Treasury Note+                          5.750%                    12/31/1998          2,575,000       2,580,227
U.S. Treasury Note+                          6.000%                    06/30/1999         10,500,000      10,550,820
U.S. Treasury Note+                          5.625%                    11/30/2000          1,500,000       1,503,285
U.S. Treasury Note+                          5.875%                    11/15/1999          2,075,000       2,084,400
                                                                                                       -------------
Total U.S. Treasury Obligations
  (Cost $16,704,628)                                                                                      16,718,732
                                                                                                       -------------
TOTAL BONDS AND NOTES (COST $256,250,826)                                                                256,545,711
                                                                                                       -------------
SHORT-TERM INVESTMENTS -- 6.5%

Commercial Paper -- 5.7%
Ciesco                                       5.500%                    07/06/98            3,300,000       3,280,530
Norfolk & Southern                           5.750%                    07/20/98            4,000,000       3,963,600
Sigma                                        5.520%                    07/27/98            3,300,000       3,269,970
Stanley Works                                5.480%                    08/06/98            2,000,000       1,980,000
Raytheon                                     6.500%                    07/01/98            3,200,000       3,198,038
                                                                                                       -------------
                                                                                                          15,692,138
                                                                                                       -------------

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Short-Term Asset Reserve Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Par            Value
Security                                          Rate                      Maturity            Value        (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency -- 0.8%
FHLMC                                             5.470%                    07/14/98          $ 2,200,000   $  2,191,658
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,950,920)                                                               17,883,796
                                                                                                            ------------
TOTAL INVESTMENTS-- 99.3% (COST $274,201,746)                                                               $274,429,507

Other Assets, Less Liabilities-- 0.7%                                                                          1,931,007
                                                                                                            ------------
NET ASSETS-- 100%                                                                                           $276,360,514
                                                                                                            ============

Notes to the Schedule of Investments:
144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
SPNB - Security Pacific National Bank
(a) Variable Rate Security; rate indicated is as of 6/30/98.
 +  Denotes all or part of security pledged as a margin deposit (Note 5).

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $274,201,746)                                     $ 274,429,507
   Interest and dividends receivable                                                                       1,967,413
   Miscellaneous receivable                                                                                   78,507
   Receivable for investments sold                                                                            14,709
   Deferred organization costs (Note 1E)                                                                       9,611
   Prepaid expenses                                                                                            5,621
                                                                                                       -------------
       Total assets                                                                                      276,505,368
                                                                                                       -------------
Liabilities
   Accrued accounting and custody fees                                               $    26,655
   Due to custodian                                                                       89,823
   Accrued trustees' fees and expenses (Note 2)                                            4,169
   Accrued expenses and other liabilities                                                 24,207
                                                                                     -----------

       Total liabilities                                                                                     144,854
                                                                                                       -------------
Net Assets (applicable to investors' beneficial interests)                                             $ 276,360,514
                                                                                                       =============

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                             Statement of Operations
                         For the period January 2, 1998
                         (commencement of operations) to
                                  June 30, 1998
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                       $ 8,456,308
                                                                                                         -----------
       Total income                                                                                        8,456,308

Expenses
   Investment advisory fee (Note 2)                                                         $340,564
   Accounting and custody fees                                                                63,077
   Audit services                                                                             12,893
   Trustees' fees and expenses (Note 2)                                                        8,083
   Insurance expense                                                                           2,040
   Legal fees                                                                                  1,488
   Amortization of organization expense (Note 1E)                                                504
   Miscellaneous                                                                               2,976
                                                                                            --------
       Total expenses                                                                                        431,625
                                                                                                         -----------
          Net investment income                                                                            8,024,683
                                                                                                         -----------
Realized and Unrealized Gain (Loss)
   Net realized loss
       Investment securities transactions                                                    (68,970)
                                                                                            --------
          Net realized loss                                                                                  (68,970)

   Change in unrealized appreciation (depreciation)
       Investment securities                                                                 227,761
                                                                                            --------
          Change in net unrealized appreciation                                                              227,761
                                                                                                         -----------
       Net realized and unrealized gain                                                                      158,791
                                                                                                         -----------
Net Increase in Net Assets from Operations                                                               $ 8,183,474
                                                                                                         ===========

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              For the Period
                                                                             January 2, 1998
                                                                       (commencement of operations)
                                                                             to June 30, 1998
                                                                               (Unaudited)
                                                                      -------------------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                      $  8,024,683
   Net realized loss                                                               (68,970)
   Change in net unrealized appreciation (depreciation)                            227,761
                                                                              ------------
   Net increase in Net Assets from Investment
      Operations                                                                 8,183,474
                                                                              ------------
Capital Transactions
   Assets contributed by Standish Short Term Asset
      Reserve Fund at commencement (including
      unrealized appreciation of $113,897)                                     248,172,929
   Contributions                                                               116,443,594
   Withdrawals                                                                 (96,439,483)
                                                                              ------------
   Increase in Net Assets resulting from
      capital transactions                                                     268,177,040
                                                                              ------------
Total Increase in Net Assets                                                   276,360,514

Net Assets
   At beginning of period                                                               --
                                                                              ------------
   At end of period                                                           $276,360,514
                                                                              ============

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                                               For the period
                                                                              January 2, 1998
                                                                        (commencement of operations)
                                                                              to June 30, 1998
                                                                                (Unaudited)
                                                                       -------------------------------
Ratios:
Expenses (to average daily net assets)                                                0.32%+
Net investment income (to average daily net assets)                                   5.92%+
Portfolio Turnover                                                                      49%
Net assets, end of period (000s omitted)                                          $276,361

--------------------------------------------------------

+  Computed on an annualized basis.

   The accompanying notes are an integral part of the financials statements.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended as an open-end, management investment company. Standish Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B.    Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C.    Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D.    Taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E.    Deferred Organizational Expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through January 2003.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                      Purchases         Sales
                                                                    ------------    ------------
      U.S. Government Securities.................................   $ 61,292,154    $ 31,936,802
                                                                    ============    ============
      Investments (non-U.S. Government Securities)...............   $115,418,263     $26,320,595
                                                                    ============    ============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost........................................   $274,201,746
                                                               ============

      Gross unrealized appreciation.........................        657,811
      Gross unrealized depreciation.........................       (430,050)
                                                               ------------
      Net unrealized appreciation...........................   $    227,761
                                                               ============

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A & B of the Master Portfolio registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to hedge against risks of market exposure and changes in security prices, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the

                     Standish, Ayer & Wood Master Portfolio
                   Standish Short-Term Asset Reserve Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no outstanding written option contracts at June 30, 1998.

                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                              Boston, MA 02111-2662
                                 (800) 221-4795
                                                                         1005-98